GENERAL (Details) - USD ($) $ / shares in Units, $ in Thousands					12 Months Ended
	Mar. 11, 2021	Oct. 05, 2020	Sep. 03, 2020	Jul. 06, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Mar. 08, 2021
Subsidiary, Sale of Stock [Line Items]
Comprehensive loss					$ 4,053	$ 1,279	$ 828
Accumulated deficit					$ 16,481	$ 12,428
Reverse split				1-for-3
Shares issued, price per share (in Dollars per share)					$ 0.747
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Shares, issued			2,500,000
Shares issued, price per share (in Dollars per share)			$ 8.00		$ 2.5425
Gross proceeds (in Dollars)			$ 20,000
Net proceeds (in Dollars)			$ 17,300
Warrants expired			5 years
Exercise price (in Dollars per share)			$ 8.80
Private Placement [Member] | Subsequent Event [Member]
Subsidiary, Sale of Stock [Line Items]
Shares, issued	1,304,346							52,173
Warrants expired	5 years 6 months
Warrants issue to purchase ordinary shares	652,173
Combined purchase price	$ 4.60
Gross proceeds from issue	$ 6,000
Over-Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants issue to purchase ordinary shares		375,000
Gross proceeds from issue		$ 3